UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  May 31

Date of reporting period:  November 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

November 30, 2025

Ultra Short-Term Bond ETF (TBUX)

Principal Listing Exchange: NYSE Arca, Inc.

This semi-annual shareholder report contains important information about Ultra Short-Term Bond ETF (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short-Term Bond ETF	$9	0.17%

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$733,520
  Number of Portfolio Holdings603
  Portfolio Turnover Rate29.8%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	48.5%
Asset-Backed Securities	25.5
Non-U.S. Government Mortgage-Backed Securities	9.0
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	4.1
U.S. Government & Agency Mortgage-Backed Securities	2.1
Foreign Government Obligations & Municipalities	1.6
Short-Term and Other	9.2

Top Ten Holdings (as a % of Net Assets)

Carvana Auto Receivables Trust	3.0%
U.S. Treasury Bills	2.3
U.S. Treasury Notes	1.8
Japan Treasury Discount Bills	1.4
Santander Drive Auto Receivables Trust	1.3
Federal National Mortgage Assn.	1.1
Federal Home Loan Mortgage	1.1
Bacardi-Martini	1.0
HCA	1.0
AmeriCredit Automobile Receivables Trust	1.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Ultra Short-Term Bond ETF (TBUX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Principal Listing Exchange: NYSE Arca, Inc.

202506-4610402

ETF990-053 01/26

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
November 30, 2025
T. ROWE PRICE
TBUX	Ultra Short-Term Bond ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Unaudited
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	6 Months Ended	Year Ended			9/28/21(1) Through
	11/30/25	5/31/25	5/31/24	5/31/23	5/31/22
NET ASSET VALUE
Beginning of period	$ 49.63	$ 49.34	$ 48.67	$ 49.07	$ 50.00
Investment activities
Net investment income(2)(3)	1.16	2.48	2.59	1.63	0.31
Net realized and unrealized gain/loss	0.15	0.39	0.62	(0.13)	(0.94)
Total from investment activities	1.31	2.87	3.21	1.50	(0.63)
Distributions
Net investment income	(1.13)	(2.48)	(2.47)	(1.69)	(0.27)
Net realized gain	-	(0.10)	(0.07)	(0.21)	(0.03)
Total distributions	(1.13)	(2.58)	(2.54)	(1.90)	(0.30)
NET ASSET VALUE
End of period	$ 49.81	$ 49.63(4)	$ 49.34	$ 48.67	$ 49.07

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Unaudited
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	6 Months Ended	Year Ended			9/28/21(1) Through
	11/30/25	5/31/25	5/31/24	5/31/23	5/31/22
Ratios/Supplemental Data
Total return, based on NAV(3)(5)	2.68%	5.94%(4)	6.74%	3.15%	(1.31)%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.17%(6)	0.17%	0.17%	0.17%	0.17%(6)
Net expenses after waivers/payments by Price Associates	0.17%(6)	0.17%	0.17%	0.17%	0.17%(6)
Net investment income	4.64%(6)	5.01%	5.27%	3.34%	0.94%(6)
Portfolio turnover rate(7)	29.8%	63.9%	76.4%	61.2%	12.5%
Net assets, end of period (in thousands)	$ 733,520	$ 475,176	$ 164,063	$ 54,755	$ 36,801

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)	Net asset value and Total return include adjustments made in accordance with U.S. generally accepted accounting principles for financial reporting purposes and may differ from the net asset value and total returns for share holder transactions.
(5)	Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(6)	Annualized
(7)	Portfolio turnover excludes securities received or delivered through in-kind share transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

November 30, 2025 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 25.5%
Auto Backed 13.6%
Ally Auto Receivables Trust, Series 2023-A, Class B, 6.01%, 1/17/34 (1)	17	17
Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class A2, 5.681%, 5/17/32 (1)	289	294
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class A2, 4.97%, 9/15/32 (1)	363	366
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class B, 5.117%, 9/15/32 (1)	343	346
Ally Bank Auto Credit-Linked Notes, Series 2025-A, Class A2, 4.452%, 6/15/33 (1)	1,321	1,327
Ally Bank Auto Credit-Linked Notes, Series 2025-A, Class B, 4.648%, 6/15/33 (1)	899	903
Ally Bank Auto Credit-Linked Notes, Series 2025-B, Class A2, 4.305%, 9/15/33 (1)	745	746
Ally Bank Auto Credit-Linked Notes, Series 2025-B, Class B, 4.501%, 9/15/33 (1)	1,865	1,869
AmeriCredit Automobile Receivables Trust, Series 2025-1, Class A2B, FRN, SOFR30A + 0.55%, 4.582%, 3/19/29 (1)	2,965	2,966
AmeriCredit Automobile Receivables Trust, Series 2025-1, Class A3, 4.12%, 5/20/30 (1)	4,300	4,310
ARI Fleet Lease Trust, Series 2023-B, Class A2, 6.05%, 7/15/32 (1)	70	71
ARI Fleet Lease Trust, Series 2024-A, Class A2, 5.30%, 11/15/32 (1)	228	229
ARI Fleet Lease Trust, Series 2024-B, Class A2, 5.54%, 4/15/33 (1)	208	210
ARI Fleet Lease Trust, Series 2025-A, Class A2, 4.38%, 1/17/34 (1)	1,430	1,434
Avis Budget Rental Car Funding AESOP, Series 2020-2A, Class B, 2.96%, 2/20/27 (1)	1,037	1,034
Avis Budget Rental Car Funding AESOP, Series 2025-3A, Class A, 4.17%, 2/20/30 (1)	555	555
Bayview Opportunity Master Fund VII, Series 2024-CAR1, Class A, FRN, SOFR30A + 1.10%, 5.422%, 12/26/31 (1)	104	104
CarMax Select Receivables Trust, Series 2025-B, Class A2, 4.19%, 3/15/29	1,650	1,651

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Carvana Auto Receivables Trust, Series 2021-N2, Class A2, 0.97%, 3/10/28	73	72
Carvana Auto Receivables Trust, Series 2021-N3, Class B, 0.66%, 6/12/28	279	270
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80%, 9/11/28	44	43
Carvana Auto Receivables Trust, Series 2021-N4, Class B, 1.24%, 9/11/28	4	4
Carvana Auto Receivables Trust, Series 2021-P3, Class A4, 1.03%, 6/10/27	1,305	1,294
Carvana Auto Receivables Trust, Series 2022-N1, Class A2, 3.21%, 12/11/28 (1)	115	114
Carvana Auto Receivables Trust, Series 2022-P1, Class B, 3.00%, 2/10/28	1,750	1,729
Carvana Auto Receivables Trust, Series 2022-P2, Class B, 5.08%, 4/10/28	220	222
Carvana Auto Receivables Trust, Series 2023-N1, Class C, 5.92%, 7/10/29 (1)	2,090	2,102
Carvana Auto Receivables Trust, Series 2023-P1, Class B, 6.21%, 4/10/29 (1)	180	186
Carvana Auto Receivables Trust, Series 2024-N1, Class A3, 5.60%, 3/10/28 (1)	159	160
Carvana Auto Receivables Trust, Series 2024-N1, Class B, 5.63%, 5/10/30 (1)	1,415	1,428
Carvana Auto Receivables Trust, Series 2024-N2, Class A3, 5.71%, 7/10/28 (1)	131	131
Carvana Auto Receivables Trust, Series 2024-N2, Class B, 5.67%, 9/10/30 (1)	2,665	2,699
Carvana Auto Receivables Trust, Series 2024-N2, Class C, 5.82%, 9/10/30 (1)	2,000	2,043
Carvana Auto Receivables Trust, Series 2024-N3, Class B, 4.67%, 12/10/30 (1)	1,000	1,004
Carvana Auto Receivables Trust, Series 2024-P2, Class A3, 5.33%, 7/10/29	252	254
Carvana Auto Receivables Trust, Series 2024-P4, Class A2, 4.62%, 2/10/28	285	285
Carvana Auto Receivables Trust, Series 2024-P4, Class A3, 4.64%, 1/10/30	475	477

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Carvana Auto Receivables Trust, Series 2025-N1, Class A2, 4.78%, 5/10/28 (1)	294	294
Carvana Auto Receivables Trust, Series 2025-N1, Class A3, 4.91%, 8/10/29 (1)	1,000	1,007
Carvana Auto Receivables Trust, Series 2025-P2, Class A2, 4.56%, 8/10/28	700	701
Carvana Auto Receivables Trust, Series 2025-P2, Class A3, 4.55%, 8/12/30	1,180	1,188
Carvana Auto Receivables Trust, Series 2025-P4, Class A2, 4.19%, 3/12/29	4,090	4,092
Chase Auto Credit Linked Notes, Series 2025-1, Class B, 4.753%, 2/25/33 (1)	922	928
Drive Auto Receivables Trust, Series 2021-3, Class D, 1.94%, 6/15/29 (1)	1,606	1,589
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31%, 1/16/29	310	311
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50%, 9/15/28	335	335
Drive Auto Receivables Trust, Series 2024-2, Class B, 4.52%, 7/16/29	265	266
Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.73%, 9/15/32	710	713
Drive Auto Receivables Trust, Series 2025-1, Class B, 4.79%, 9/15/32	1,000	1,008
Enterprise Fleet Financing, Series 2022-3, Class A2, 4.38%, 7/20/29 (1)	40	40
Enterprise Fleet Financing, Series 2023-2, Class A2, 5.56%, 4/22/30 (1)	126	127
Enterprise Fleet Financing, Series 2023-3, Class A2, 6.40%, 3/20/30 (1)	130	131
Enterprise Fleet Financing, Series 2024-1, Class A2, 5.23%, 3/20/30 (1)	279	281
Enterprise Fleet Financing, Series 2024-2, Class A2, 5.74%, 12/20/26 (1)	148	149
Enterprise Fleet Financing, Series 2024-3, Class A2, 5.31%, 4/20/27 (1)	81	82
Enterprise Fleet Financing, Series 2025-1, Class A2, 4.65%, 10/20/27 (1)	480	482

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Enterprise Fleet Financing, Series 2025-2, Class A2, 4.51%, 2/22/28 (1)	1,010	1,014
Exeter Automobile Receivables Trust, Series 2022-1A, Class D, 3.02%, 6/15/28	36	36
Exeter Automobile Receivables Trust, Series 2024-1A, Class B, 5.29%, 8/15/28	257	258
Exeter Automobile Receivables Trust, Series 2024-2A, Class B, 5.61%, 4/17/28	60	60
Exeter Automobile Receivables Trust, Series 2024-4A, Class B, 5.29%, 8/15/30	1,860	1,867
Exeter Automobile Receivables Trust, Series 2025-3A, Class A3, 4.78%, 7/16/29	505	508
Exeter Automobile Receivables Trust, Series 2025-3A, Class B, 4.86%, 2/15/30	530	537
Exeter Automobile Receivables Trust, Series 2025-4A, Class B, 4.40%, 5/15/30	840	844
Exeter Automobile Receivables Trust, Series 2025-5A, Class A3, 4.24%, 11/15/29	485	486
Exeter Automobile Receivables Trust, Series 2025-5A, Class B, 4.28%, 7/15/30	1,635	1,638
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A3, 4.69%, 4/15/30	2,405	2,425
Ford Credit Auto Lease Trust, Series 2023-B, Class B, 6.20%, 2/15/27	180	180
Ford Credit Auto Owner Trust, Series 2021-1, Class B, 1.61%, 10/17/33 (1)	1,000	989
Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class B, 5.31%, 5/15/28 (1)	900	904
Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class D, 6.62%, 5/15/28 (1)	100	101
Ford Credit Floorplan Master Owner Trust A, Series 2024-1, Class B, 5.48%, 4/15/29 (1)	637	647
Ford Credit Floorplan Master Owner Trust A, Series 2024-3, Class A1, 4.30%, 9/15/29 (1)	585	588
Ford Credit Floorplan Master Owner Trust A, Series 2024-3, Class B, 4.50%, 9/15/29 (1)	395	397
Ford Credit Floorplan Master Owner Trust A, Series 2025-2, Class B, 4.33%, 9/15/30	760	762

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
GM Financial Automobile Leasing Trust, Series 2025-1, Class A4, 4.70%, 2/20/29	750	759
GM Financial Automobile Leasing Trust, Series 2025-1, Class B, 4.89%, 2/20/29	1,235	1,249
GM Financial Automobile Leasing Trust, Series 2025-2, Class B, 4.80%, 4/20/29	700	708
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class B, 5.73%, 6/15/28 (1)	440	443
GMF Floorplan Owner Revolving Trust, Series 2024-3A, Class B, 4.92%, 11/15/28 (1)	1,200	1,208
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.153%, 5/20/32 (1)	817	830
Huntington Bank Auto Credit-Linked Notes, Series 2024-2, Class B1, 5.442%, 10/20/32 (1)	369	373
Huntington Bank Auto Credit-Linked Notes, Series 2025-1, Class B1, 4.957%, 3/21/33 (1)	1,982	1,998
Huntington Bank Auto Credit-Linked Notes, Series 2025-2, Class B1, 4.835%, 9/20/33 (1)	2,427	2,442
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A3, 5.02%, 3/15/27 (1)	178	178
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class B, 5.35%, 5/15/28 (1)	165	166
Hyundai Auto Lease Securitization Trust, Series 2025-B, Class B, 4.94%, 8/15/29 (1)	910	922
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class A, 5.59%, 4/25/29 (1)	105	106
Navistar Financial Dealer Note Master Owner Trust II, Series 2025-1, Class A, 4.18%, 9/25/30 (1)	1,755	1,760
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%, 5/21/29 (1)	17	17
Octane Receivables Trust, Series 2023-1A, Class B, 5.96%, 7/20/29 (1)	200	201
Octane Receivables Trust, Series 2023-3A, Class A2, 6.44%, 3/20/29 (1)	167	168
Octane Receivables Trust, Series 2023-3A, Class B, 6.48%, 7/20/29 (1)	265	269
Octane Receivables Trust, Series 2023-3A, Class C, 6.74%, 8/20/29 (1)	755	774

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Octane Receivables Trust 2025-RVM1, Series 2025-RVM1, Class A, 4.48%, 12/20/46 (1)	2,110	2,114
Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class B, 5.64%, 12/15/33 (1)	129	130
Santander Bank Auto Credit-Linked Notes, Series 2024-B, Class A2, 4.911%, 1/18/33 (1)	505	509
Santander Bank Auto Credit-Linked Notes, Series 2024-B, Class B, 4.965%, 1/18/33 (1)	231	232
Santander Drive Auto Receivables Trust, Series 2022-3, Class C, 4.49%, 8/15/29	1,352	1,352
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73%, 4/17/28	46	46
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23%, 12/15/28	785	789
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78%, 7/16/29	1,000	1,013
Santander Drive Auto Receivables Trust, Series 2024-5, Class A2, 4.88%, 9/15/27	26	26
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.62%, 11/15/28	460	461
Santander Drive Auto Receivables Trust, Series 2025-1, Class B, 4.88%, 3/17/31	2,200	2,216
Santander Drive Auto Receivables Trust, Series 2025-4, Class A2, 4.28%, 1/15/29	2,760	2,761
Santander Drive Auto Receivables Trust, Series 2025-4, Class B, 4.27%, 1/15/32	850	852
SBNA Auto Lease Trust, Series 2024-A, Class A4, 5.24%, 1/22/29 (1)	220	221
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56%, 11/22/27 (1)	203	204
SBNA Auto Lease Trust, Series 2024-B, Class A4, 5.55%, 12/20/28 (1)	225	228
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56%, 2/22/28 (1)	342	343
SBNA Auto Lease Trust, Series 2024-C, Class A4, 4.42%, 3/20/29 (1)	190	191
SBNA Auto Lease Trust, Series 2025-A, Class A3, 4.83%, 4/20/28 (1)	2,000	2,013

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
SBNA Auto Receivables Trust, Series 2024-A, Class A3, 5.32%, 12/15/28 (1)	126	127
SBNA Auto Receivables Trust, Series 2025-SF1, Class B, 5.12%, 3/17/31 (1)	182	182
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038%, 7/25/31 (1)	321	324
Securitized Term Auto Receivables Trust, Series 2025-B, Class B, 4.925%, 12/29/32 (1)	697	703
SFS Auto Receivables Securitization Trust, Series 2025-1A, Class A3, 4.75%, 7/22/30 (1)	1,750	1,771
Stellantis Financial Underwritten Enhanced Lease, Series 2025-BA, Class B, 4.47%, 7/20/29 (1)	870	874
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-AA, Class A2, 4.63%, 7/20/27 (1)	607	609
US Bank, Series 2023-1, Class B, 6.789%, 8/25/32 (1)	385	389
USB Auto Owner Trust, Series 2025-1A, Class A2, 4.51%, 6/15/28 (1)	1,189	1,191
Volkswagen Auto Lease Trust, Series 2024-A, Class A3, 5.21%, 6/21/27	315	317
Wheels Fleet Lease Funding 1, Series 2024-1A, Class A1, 5.49%, 2/18/39 (1)	271	274
Wheels Fleet Lease Funding 1, Series 2025-3A, Class A1, 4.08%, 9/18/40 (1)	1,685	1,687
World Omni Select Auto Trust, Series 2023-A, Class C, 6.00%, 1/16/29	150	152
		99,786
Collateralized Debt Obligations 6.6%
Alinea CLO, Series 2018-1A, Class BR, FRN, 3M TSFR + 1.15%, 5.419%, 7/20/31 (1)	250	250
Battalion CLO IX, Series 2015-9A, Class ARR, FRN, 3M TSFR + 0.96%, 4.865%, 7/15/31 (1)	3,436	3,434
Battalion CLO VIII, Series 2015-8A, Class A2R3, FRN, 3M TSFR + 1.00%, 4.884%, 7/18/30 (1)	4,000	3,997
Battalion CLO XII, Series 2018-12A, Class ARR, FRN, 3M TSFR + 0.93%, 5.254%, 5/17/31 (1)	1,018	1,018
Battalion CLO XV, Series 2020-15A, Class A1RR, FRN, 3M TSFR + 0.98%, 5.26%, 1/17/33 (1)	2,120	2,115

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
BlueMountain CLO, Series 2015-3A, Class A1R, FRN, 3M TSFR + 1.26%, 5.531%, 4/20/31 (1)	59	59
BlueMountain CLO, Series 2016-3A, Class A1R2, FRN, 3M TSFR + 1.20%, 5.526%, 11/15/30 (1)	119	119
BlueMountain CLO, Series 2018-3A, Class A1R, FRN, 3M TSFR + 1.19%, 5.472%, 10/25/30 (1)	1,030	1,031
Chenango Park CLO, Series 2018-1A, Class A2R, FRN, 3M TSFR + 1.45%, 5.706%, 4/15/30 (1)	1,565	1,565
CIFC Funding, Series 2013-2A, Class A1L2, FRN, 3M TSFR + 1.26%, 5.531%, 10/18/30 (1)	266	266
CIFC Funding, Series 2016-1A, Class AR3, FRN, 3M TSFR + 1.00%, 5.269%, 10/21/31 (1)	1,343	1,344
Crown Point CLO 7, Series 2018-7A, Class AR, FRN, 3M TSFR + 1.23%, 5.499%, 10/20/31 (1)	103	103
Dryden 45 Senior Loan Fund, Series 2016-45A, Class BRR, FRN, 3M TSFR + 1.65%, 5.906%, 10/15/30 (1)	795	795
Dryden 53 CLO, Series 2017-53A, Class AR, FRN, 3M TSFR + 1.00%, 4.905%, 1/15/31 (1)	1,927	1,926
Dryden 80 CLO, Series 2019-80A, Class ARR, FRN, 3M TSFR + 0.95%, 4.832%, 1/17/33 (1)	2,782	2,780
Fortress Credit BSL VII, Series 2019-1A, Class A1R, FRN, 3M TSFR + 1.09%, 5.369%, 7/23/32 (1)	268	268
Fortress Credit BSL VIII, Series 2019-2A, Class A1AR, FRN, 3M TSFR + 1.05%, 5.319%, 10/20/32 (1)	1,030	1,030
Highbridge Loan Management, Series 5A-2015, Class A1R3, FRN, 3M TSFR + 1.06%, 5.316%, 10/15/30 (1)	191	191
KKR CLO 18, Series 18, Class A1R2, FRN, 3M TSFR + 1.05%, 5.191%, 10/18/35 (1)	3,040	3,033
KKR CLO 40, Series 40A, Class AR, FRN, 3M TSFR + 1.30%, 5.184%, 10/20/34 (1)	3,735	3,736
KKR CLO 49, Series 49A, Class X, FRN, 3M TSFR + 1.10%, 5.369%, 10/20/37 (1)	817	817
Madison Park Funding LII Ltd, Series 2021-52A, Class AR, FRN, 3M TSFR + 1.10%, 4.957%, 1/22/35 (1)	3,000	3,000
Madison Park Funding XLII Ltd, Series 13A, Class AR2, FRN, 3M TSFR + 0.92%, 4.78%, 11/21/30 (1)	2,232	2,231
Madison Park Funding XXXV, Series 2019-35A, Class A1R, FRN, 3M TSFR + 1.25%, 5.521%, 4/20/32 (1)	802	802

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Marble Point CLO XV, Series 2019-1A, Class A1R2, FRN, 3M TSFR + 1.04%, 5.319%, 7/23/32 (1)	594	594
Northwoods Capital XIV-B, Series 2018-14BA, Class AR, FRN, 3M TSFR + 1.25%, 5.558%, 11/13/31 (1)	2,543	2,543
Octagon Investment Partners 39, Series 2018-3A, Class AR, FRN, 3M TSFR + 1.15%, 5.419%, 10/20/30 (1)	259	259
Octagon Investment Partners XXI, Series 2014-1A, Class AAR4, FRN, 3M TSFR + 0.81%, 5.118%, 2/14/31 (1)	591	591
OZLM XV, Series 2016-15A, Class A1R3, FRN, 3M TSFR + 1.05%, 4.934%, 4/20/33 (1)	2,345	2,344
OZLM XV, Series 2018-20A, Class A2, FRN, 3M TSFR + 1.91%, 5.796%, 4/20/31 (1)	1,175	1,176
OZLM XXI, Series 2017-21A, Class A1R, FRN, 3M TSFR + 1.15%, 5.419%, 1/20/31 (1)	24	24
Romark CLO II, Series 2018-2A, Class A1R, FRN, 3M TSFR + 1.14%, 5.422%, 7/25/31 (1)	229	228
Symphony CLO XVI, Series 2015-16A, Class ARR, FRN, 3M TSFR + 1.20%, 5.456%, 10/15/31 (1)	384	384
Symphony CLO XXIII, Series 2020-23A, Class AR2, FRN, 3M TSFR + 0.90%, 5.156%, 1/15/34 (1)	1,320	1,319
TIAA CLO I, Series 2016-1A, Class ARR, FRN, 3M TSFR + 1.25%, 5.519%, 7/20/31 (1)	148	148
Trinitas CLO IX, Series 2018-9A, Class BRRR, FRN, 3M TSFR + 1.70%, 5.969%, 1/20/32 (1)	2,475	2,479
Trinitas CLO IX, Series 2018-9A, Class ARRR, FRN, 3M TSFR + 1.20%, 5.469%, 1/20/32 (1)	36	37
		48,036
Equipment Lease Heavy Duty 2.1%
Amur Equipment Finance Receivables XIII, Series 2024-1A, Class B, 5.37%, 1/21/31 (1)	870	888
Amur Equipment Finance Receivables XIV, Series 2024-2A, Class A2, 5.19%, 7/21/31 (1)	343	347
Amur Equipment Finance Receivables XV, Series 2025-1A, Class A2, 4.70%, 9/22/31 (1)	984	994
Auxilior Term Funding, Series 2023-1A, Class A2, 6.18%, 12/15/28 (1)	49	49
Auxilior Term Funding, Series 2024-1A, Class A2, 5.84%, 3/15/27 (1)	23	23

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Auxilior Term Funding, Series 2024-1A, Class A3, 5.49%, 7/15/31 (1)	585	594
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90%, 8/20/30 (1)	2,807	2,836
Dell Equipment Finance Trust, Series 2023-2, Class A3, 5.65%, 1/22/29 (1)	28	28
Dell Equipment Finance Trust, Series 2024-2, Class B, 4.82%, 8/22/30 (1)	105	106
Dell Equipment Finance Trust, Series 2025-1, Class A3, 4.61%, 2/24/31 (1)	565	570
Kubota Credit Owner Trust, Series 2024-2A, Class A2, 5.45%, 4/15/27 (1)	43	43
Kubota Credit Owner Trust, Series 2024-2A, Class A3, 5.26%, 11/15/28 (1)	210	214
Kubota Credit Owner Trust, Series 2025-1A, Class A2, 4.61%, 12/15/27 (1)	1,666	1,671
M&T Equipment Notes, Series 2025-1A, Class A2, 4.70%, 12/16/27 (1)	1,060	1,066
MMAF Equipment Finance, Series 2023-A, Class A2, 5.79%, 11/13/26 (1)	10	10
PEAC Solutions Receivables, Series 2025-1A, Class A2, 4.94%, 10/20/28 (1)	1,450	1,459
Post Road Equipment Finance, Series 2024-1A, Class A2, 5.59%, 11/15/29 (1)	33	34
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90%, 5/15/31 (1)	1,200	1,208
SCF Equipment Leasing, Series 2023-1A, Class A3, 6.17%, 5/20/32 (1)	234	237
SCF Equipment Trust, Series 2025-1A, Class A2, 4.82%, 7/22/30 (1)	550	552
Verdant Receivables, Series 2024-1A, Class A2, 5.68%, 12/12/31 (1)	71	73
Verdant Receivables, Series 2025-1A, Class A2, 4.85%, 3/13/28 (1)	1,810	1,817
Wingspire Equipment Finance, Series 2025-1A, Class A2, 4.33%, 9/20/33 (1)	455	455
		15,274

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Miscellaneous 0.0%
Santander Drive Auto Receivables Trust, Series 2023-5, Class B, 6.16%, 12/17/29	287	291
Other Asset-Backed Securities 3.2%
Affirm Asset Securitization Trust, Series 2025-X1, Class A, 5.08%, 4/15/30 (1)	336	337
Affirm Asset Securitization Trust, Series 2025-X2, Class A, 4.45%, 10/15/30 (1)	2,490	2,492
Affirm Asset Securitization Trust, Series 2025-X2, Class B, 4.56%, 10/15/30 (1)	1,955	1,957
Affirm Master Trust, Series 2025-2A, Class A, 4.67%, 7/15/33 (1)	1,695	1,704
Affirm Master Trust, Series 2025-3A, Class A, 4.45%, 10/16/34 (1)	3,150	3,156
Amur Equipment Finance Receivables X, Series 2022-1A, Class D, 2.91%, 8/21/28 (1)	3,080	3,057
BRE Grand Islander Timeshare Issuer, Series 2019-A, Class A, 3.28%, 9/26/33 (1)	52	51
Dell Equipment Finance Trust, Series 2023-3, Class C, 6.17%, 4/23/29 (1)	440	443
Dell Equipment Finance Trust, Series 2024-2, Class A3, 4.59%, 8/22/30 (1)	260	262
Dell Equipment Finance Trust, Series 2024-2, Class C, 4.99%, 8/22/30 (1)	1,650	1,664
DLLAA, Series 2023-1A, Class A3, 5.64%, 2/22/28 (1)	272	275
HPEFS Equipment Trust, Series 2023-2A, Class B, 6.25%, 1/21/31 (1)	164	164
HPEFS Equipment Trust, Series 2023-2A, Class C, 6.48%, 1/21/31 (1)	257	258
HPEFS Equipment Trust, Series 2024-2A, Class A2, 5.50%, 10/20/31 (1)	17	17
HPEFS Equipment Trust, Series 2024-2A, Class B, 5.35%, 10/20/31 (1)	330	334
Kubota Credit Owner Trust, Series 2023-2A, Class A3, 5.28%, 1/18/28 (1)	433	436
M&T Equipment Notes, Series 2023-1A, Class A3, 5.74%, 7/15/30 (1)	334	336

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
M&T Equipment Notes, Series 2023-1A, Class A4, 5.75%, 7/15/30 (1)	1,593	1,617
MVW, Series 2020-1A, Class A, 1.74%, 10/20/37 (1)	39	38
MVW, Series 2021-1WA, Class A, 1.14%, 1/22/41 (1)	19	18
Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.06%, 10/15/69 (1)	39	36
Nelnet Student Loan Trust, Series 2021-DA, Class AFL, FRN, 1M TSFR + 0.80%, 5.129%, 4/20/62 (1)	34	34
Octane Receivables Trust, Series 2024-3A, Class A2, 4.94%, 5/20/30 (1)	391	393
Octane Receivables Trust, Series 2024-RVM1, Class A, 5.01%, 1/22/46 (1)	2,744	2,783
Santander Bank Auto Credit-Linked Notes, Series 2023-A, Class B, 6.493%, 6/15/33 (1)	14	14
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class A3, 4.95%, 5/21/29 (1)	200	201
Sierra Timeshare Receivables Funding, Series 2021-1A, Class C, 1.79%, 11/20/37 (1)	331	330
Verdant Receivables, Series 2023-1A, Class A2, 6.24%, 1/13/31 (1)	275	280
Verizon Master Trust, Series 2024-6, Class B, 4.42%, 8/20/30	970	974
		23,661
Student Loans 0.0%
Navient Private Education, Series 2019-D, Class A2B, FRN, 1M TSFR + 1.16%, 5.124%, 12/15/59 (1)	169	169
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A, 3.42%, 1/15/43 (1)	16	16
Navient Private Education Refi Loan Trust, Series 2020-FA, Class A, 1.22%, 7/15/69 (1)	34	32
Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.17%, 9/16/69 (1)	40	37
Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.31%, 1/15/69 (1)	46	44

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Navient Private Education Refi Loan Trust, Series 2021-GA, Class A, 1.58%, 4/15/70 (1)	53	48
		346
Total Asset-Backed Securities (Cost $186,849)		187,394
CORPORATE BONDS 48.5%
Aerospace & Defense 1.6%
Boeing, 2.196%, 2/4/26	2,860	2,849
Boeing, 2.70%, 2/1/27	1,000	983
Boeing, 2.80%, 3/1/27	1,500	1,474
Boeing, 3.10%, 5/1/26 (2)	1,000	994
Hexcel, 4.20%, 2/15/27	2,048	2,040
Rolls-Royce, 5.75%, 10/15/27 (1)	3,000	3,076
		11,416
Airlines 0.1%
Delta Air Lines, 4.95%, 7/10/28	565	571
		571
Automotive 3.7%
American Honda Finance, FRN, SOFRINDX + 0.72%, 4.829%, 10/5/26	2,500	2,504
American Honda Finance, FRN, SOFR + 0.87%, 4.97%, 7/9/27	2,200	2,206
Daimler Truck Finance North America, 4.30%, 8/12/27 (1)	1,055	1,058
Daimler Truck Finance North America, 5.125%, 9/25/27 (1)	200	203
Daimler Truck Finance North America, 5.15%, 1/16/26 (1)(2)	300	300
Ford Motor Credit, 2.70%, 8/10/26	1,950	1,923
Ford Motor Credit, 5.125%, 11/5/26	550	552
Ford Motor Credit, 6.95%, 6/10/26	375	379
General Motors Financial, 5.00%, 7/15/27	2,500	2,530
General Motors Financial, FRN, SOFR + 1.04%, 5.025%, 2/26/27	726	726
General Motors Financial, FRN, SOFRINDX + 1.35%, 5.302%, 5/8/27	1,250	1,255

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Hyundai Capital America, 1.30%, 1/8/26 (1)(2)	900	897
Hyundai Capital America, 2.375%, 10/15/27 (1)	2,000	1,934
Hyundai Capital America, 4.85%, 3/25/27 (1)	605	610
Hyundai Capital America, FRN, SOFR + 1.12%, 5.244%, 6/23/27 (1)	1,500	1,508
LG Energy Solution, 5.375%, 7/2/27	1,700	1,727
Stellantis Finance US, 1.711%, 1/29/27 (1)	1,325	1,284
TML Holdings Pte, 4.35%, 6/9/26	1,720	1,716
Volkswagen Group of America Finance, 4.85%, 8/15/27 (1)	275	277
Volkswagen Group of America Finance, 4.90%, 8/14/26 (1)	375	377
Volkswagen Group of America Finance, 4.95%, 3/25/27 (1)	3,000	3,025
Volkswagen Group of America Finance, 6.00%, 11/16/26 (1)	395	402
		27,393
Banking 12.0%
ABN AMRO Bank, 4.80%, 4/18/26 (1)	2,200	2,203
ABN AMRO Bank, VR, 6.339%, 9/18/27 (1)(3)	200	203
Banco Santander, VR, 5.552%, 3/14/28 (3)	200	204
Banco Santander, FRN, SOFR + 1.38%, 5.558%, 3/14/28	1,200	1,209
Bank of America, VR, 5.08%, 1/20/27 (3)	200	200
Bank of Montreal, FRN, SOFRINDX + 0.88%, 5.046%, 9/10/27	3,000	3,011
Bank of Nova Scotia, 4.50%, 12/16/25	1,885	1,883
Banque Federative du Credit Mutuel, 4.935%, 1/26/26 (1)	400	400
Banque Federative du Credit Mutuel, FRN, SOFRINDX + 1.07%, 5.024%, 2/16/28 (1)	3,800	3,827
Banque Federative du Credit Mutuel, 5.088%, 1/23/27 (1)	215	217
Banque Federative du Credit Mutuel, 5.896%, 7/13/26 (1)	400	405
Barclays, VR, 2.279%, 11/24/27 (3)	2,000	1,963
Barclays, 4.375%, 1/12/26	200	200
Barclays, VR, 4.837%, 9/10/28 (3)	1,000	1,011
Barclays, 5.20%, 5/12/26	1,650	1,652
Barclays, VR, 5.674%, 3/12/28 (3)	200	204
BNP Paribas, VR, 2.159%, 9/15/29 (1)(3)	1,000	943

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
BNP Paribas, 4.375%, 5/12/26 (1)	2,000	2,000
BNP Paribas, 4.625%, 3/13/27 (1)(2)	1,000	1,003
BPCE, 3.50%, 10/23/27 (1)	1,000	986
BPCE, 4.625%, 9/12/28 (1)	424	428
CaixaBank, VR, 4.634%, 7/3/29 (1)(3)	3,801	3,832
CaixaBank, VR, 6.684%, 9/13/27 (1)(3)	550	561
Capital One, 3.45%, 7/27/26	481	479
Capital One Financial, 3.75%, 7/28/26	3,175	3,164
Citibank, FRN, SOFR + 0.78%, 5.091%, 5/29/27	2,250	2,261
Commonwealth Bank of Australia, 4.50%, 12/9/25 (1)(2)	700	700
Cooperatieve Rabobank, 3.75%, 7/21/26	1,850	1,843
Credit Agricole, VR, 5.23%, 1/9/29 (1)(3)	3,995	4,075
Danske Bank, VR, 4.298%, 4/1/28 (1)(3)	1,000	1,001
Deutsche Bank, VR, 7.146%, 7/13/27 (3)	1,000	1,017
Discover Financial Services, 4.10%, 2/9/27	201	201
Emirates NBD Bank PJSC, 1.638%, 1/13/26	450	448
Fifth Third Bank, 3.85%, 3/15/26	3,800	3,791
First Abu Dhabi Bank PJSC, 5.125%, 10/13/27	830	846
HDFC Bank, 5.196%, 2/15/27	1,660	1,676
HDFC Bank, 5.686%, 3/2/26	785	788
HSBC Holdings, VR, 5.597%, 5/17/28 (3)	400	408
ING Groep, VR, 1.726%, 4/1/27 (3)	1,500	1,487
Lloyds Banking Group, 4.582%, 12/10/25	900	900
Lloyds Banking Group, 4.65%, 3/24/26	3,350	3,350
Manufacturers & Traders Trust, VR, 4.762%, 7/6/28 (3)	780	787
Morgan Stanley, VR, 4.133%, 10/18/29 (3)	3,000	3,001
Morgan Stanley Bank, FRN, SOFR + 0.94%, 5.027%, 7/14/28	1,500	1,506
Nationwide Building Society, 4.00%, 9/14/26 (1)	1,300	1,294
Nationwide Building Society, VR, 6.557%, 10/18/27 (1)(3)	1,460	1,489
PNC Bank, FRN, SOFR + 0.73%, 4.805%, 7/21/28	1,500	1,497
Santander UK Group Holdings, VR, 1.673%, 6/14/27 (3)	1,000	986
Santander UK Group Holdings, VR, 2.469%, 1/11/28 (3)	500	490
Santander UK Group Holdings, VR, 4.32%, 9/22/29 (3)	470	469

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Societe Generale, 4.25%, 8/19/26 (1)	660	657
Societe Generale, FRN, SOFR + 1.10%, 5.059%, 2/19/27 (1)	1,510	1,515
Societe Generale, VR, 5.249%, 5/22/29 (1)(3)	435	444
Societe Generale, VR, 5.50%, 4/13/29 (1)(3)	1,000	1,024
Societe Generale, VR, 5.519%, 1/19/28 (1)(3)	425	430
Standard Chartered, 4.30%, 2/19/27 (1)	500	498
Standard Chartered, VR, 5.545%, 1/21/29 (1)(3)	625	640
Standard Chartered, VR, 5.688%, 5/14/28 (1)(3)	200	204
Standard Chartered, FRN, SOFR + 1.93%, 6.039%, 7/6/27 (1)	1,288	1,298
Standard Chartered, VR, 6.17%, 1/9/27 (1)(3)	200	200
Standard Chartered, VR, 6.187%, 7/6/27 (1)(3)	1,900	1,920
State Bank of India/London, 2.49%, 1/26/27	1,530	1,500
State Bank of India/London, 4.875%, 5/5/28	970	984
Toronto-Dominion Bank, FRN, SOFR + 0.91%, 5.106%, 6/2/28	5,000	5,024
UBS Group, VR, 6.327%, 12/22/27 (1)(3)	300	307
US Bank / Cincinnati, FRN, SOFR + 0.91%, 5.195%, 5/15/28	2,250	2,255
Wells Fargo, VR, 5.707%, 4/22/28 (3)	430	439
		87,838
Beverages 0.7%
Keurig Dr Pepper, FRN, SOFR + 0.58%, 4.534%, 11/15/26	3,500	3,495
Keurig Dr Pepper, 5.10%, 3/15/27	1,250	1,262
		4,757
Building & Real Estate 0.2%
Emaar Sukuk, 3.635%, 9/15/26	1,295	1,284
		1,284
Cable Operators 0.1%
Cox Communications, 3.35%, 9/15/26 (1)	350	348
		348

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Chemicals 0.8%
Celanese US Holdings, 1.40%, 8/5/26	1,452	1,416
Celanese US Holdings, 6.415%, 7/15/27	1,349	1,386
EQUATE Petrochemical, 4.25%, 11/3/26	520	518
MEGlobal, 2.625%, 4/28/28	2,259	2,160
		5,480
Consumer Products 0.2%
LG Electronics, 5.625%, 4/24/27 (1)	1,760	1,793
		1,793
Energy 2.8%
Abu Dhabi National Energy, 4.375%, 6/22/26	660	660
Cheniere Energy, 4.625%, 10/15/28	1,326	1,326
Colorado Interstate Gas / Colorado Interstate Issuing, 4.15%, 8/15/26 (1)	636	635
Continental Resources, 2.268%, 11/15/26 (1)	3,356	3,288
EQT, 3.125%, 5/15/26 (1)	1,034	1,025
MPLX, 4.125%, 3/1/27	1,000	999
Newfield Exploration, 5.375%, 1/1/26	1,000	1,001
Occidental Petroleum, 3.20%, 8/15/26	140	138
Occidental Petroleum, 8.50%, 7/15/27	1,968	2,059
ONEOK, 4.85%, 7/15/26	342	347
ONEOK, 5.55%, 11/1/26	1,221	1,235
SA Global Sukuk, 1.602%, 6/17/26	860	847
Sabine Pass Liquefaction, 4.20%, 3/15/28	3,500	3,506
Sabine Pass Liquefaction, 5.875%, 6/30/26	312	313
South Bow USA Infrastructure Holdings, 4.911%, 9/1/27	1,865	1,880
Targa Resources Partner, 5.00%, 1/15/28	1,200	1,200
		20,459
Entertainment & Leisure 0.6%
Royal Caribbean Cruises, 5.375%, 7/15/27 (1)	1,203	1,212
Royal Caribbean Cruises, 5.50%, 8/31/26 (1)	1,750	1,754

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Royal Caribbean Cruises, 5.50%, 4/1/28 (1)	1,600	1,628
		4,594
Exploration & Production 0.0%
Lundin Energy, 2.00%, 7/15/26 (1)	300	296
		296
Financial 2.5%
Ally Financial, VR, 5.737%, 5/15/29 (3)	640	654
Bank Mandiri Persero, 5.50%, 4/4/26	1,360	1,366
Jackson Financial, 5.17%, 6/8/27	818	827
LPL Holdings, 4.625%, 11/15/27 (1)	900	899
LPL Holdings, 4.90%, 4/3/28	780	791
LPL Holdings, 5.70%, 5/20/27	3,680	3,746
OTP Bank Nyrt, VR, 7.50%, 5/25/27 (3)	1,750	1,773
QNB Finance, 1.375%, 1/26/26	1,160	1,151
Rocket Mortgage / Rocket Mortgage Co-Issuer, 2.875%, 10/15/26 (1)	3,500	3,436
Stellantis Financial Services US, FRN, SOFR + 1.69%, 5.845%, 9/15/28 (1)	1,600	1,603
Western Union, 1.35%, 3/15/26	2,134	2,115
		18,361
Food Processing 0.2%
Conagra Brands, 4.85%, 11/1/28	1,452	1,469
		1,469
Food/Tobacco 1.2%
BAT Capital, 3.557%, 8/15/27	2,100	2,078
BAT Capital, 4.70%, 4/2/27	1,402	1,409
Imperial Brands Finance, 3.50%, 7/26/26 (1)	238	237
Imperial Brands Finance, 4.50%, 6/30/28 (1)	585	591
KT&G, 5.00%, 5/2/28	2,380	2,429

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Philip Morris International, FRN, SOFR + 0.66%, 4.685%, 10/27/28	2,000	2,000
		8,744
Gaming 0.5%
Gohl Capital, 4.25%, 1/24/27	2,535	2,528
Sands China, 3.80%, 1/8/26	1,030	1,027
		3,555
Gas & Gas Transmission 0.7%
National Fuel Gas, 3.95%, 9/15/27	1,000	994
National Fuel Gas, 5.50%, 10/1/26	2,708	2,738
Valero Energy, 4.35%, 6/1/28	1,408	1,414
		5,146
Health Care 3.4%
Baxter International, 1.915%, 2/1/27	4,000	3,896
Centene, 4.25%, 12/15/27	2,612	2,574
HCA, 4.50%, 2/15/27	4,350	4,350
HCA, 5.375%, 9/1/26	750	752
Highmark, 1.45%, 5/10/26 (1)	701	691
Icon Investments Six DAC, 5.809%, 5/8/27	2,258	2,302
PRA Health Sciences, 2.875%, 7/15/26 (1)	2,250	2,222
Solventum, 5.45%, 2/25/27	3,563	3,610
Utah Acquisition Sub, 3.95%, 6/15/26	4,854	4,836
		25,233
Home Builders 0.4%
Amrize Finance, 3.50%, 9/22/26 (1)	1,500	1,489
Holcim Finance US, 4.60%, 4/7/27 (1)	1,550	1,554
		3,043
Industrial - Other 0.6%
AGCO, 5.45%, 3/21/27	3,974	4,026
		4,026

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Information Technology 2.5%
Amphenol, FRN, SOFR + 0.53%, 4.482%, 11/15/27	5,500	5,506
Fiserv, 5.15%, 3/15/27	700	706
Fiserv, 5.375%, 8/21/28	2,750	2,817
Intel, 2.60%, 5/19/26	349	346
Intel, 4.875%, 2/10/26	450	450
Keysight Technologies, 4.60%, 4/6/27	1,000	1,004
Marvell Technology, 1.65%, 4/15/26	2,500	2,475
NXP / NXP Funding / NXP USA, 3.15%, 5/1/27	375	370
NXP / NXP Funding / NXP USA, 3.875%, 6/18/26	2,000	1,996
NXP / NXP Funding / NXP USA, 4.30%, 8/19/28	805	809
SK Hynix, 4.25%, 9/11/28 (1)	1,750	1,753
		18,232
Insurance 1.8%
Athene Global Funding, 4.95%, 1/7/27 (1)	750	755
Brighthouse Financial Global Funding, 1.55%, 5/24/26 (1)	375	370
Brown & Brown, 4.70%, 6/23/28	275	278
CNA Financial, 4.50%, 3/1/26 (2)	1,200	1,200
Corebridge Financial, 3.65%, 4/5/27	2,947	2,925
Equitable America Global Funding, FRN, SOFR + 0.71%, 4.865%, 9/15/27 (1)	1,170	1,181
Jackson National Life Global Funding, 5.55%, 7/2/27 (1)	545	556
Marsh & McLennan, FRN, SOFRINDX + 0.70%, 4.652%, 11/8/27	4,832	4,849
Voya Financial, 3.65%, 6/15/26	900	897
		13,011
Investment Dealers 0.3%
Bank of America, 6.22%, 9/15/26	2,097	2,129
		2,129
Manufacturing 0.8%
CNH Industrial Capital, 1.45%, 7/15/26	1,108	1,089

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Fortive, 3.15%, 6/15/26	450	447
Regal Rexnord, 6.05%, 2/15/26	3,433	3,440
Regal Rexnord, 6.05%, 4/15/28	1,100	1,138
		6,114
Metals & Mining 1.3%
ABJA Investment, 5.45%, 1/24/28	1,730	1,762
ArcelorMittal, 4.55%, 3/11/26	627	627
Corp Nacional del Cobre de Chile, 3.625%, 8/1/27	1,760	1,740
Freeport Indonesia PT, 4.763%, 4/14/27	1,700	1,704
Freeport-McMoRan, 4.125%, 3/1/28	1,131	1,128
Freeport-McMoRan, 4.375%, 8/1/28	707	706
Freeport-McMoRan, 5.00%, 9/1/27 (2)	44	44
Freeport-McMoRan, 5.25%, 9/1/29	1,864	1,895
		9,606
Oil Field Services 0.3%
Thaioil Treasury Center, 4.625%, 11/20/28	1,920	1,922
		1,922
Other Telecommunications 0.7%
Axiata SPV2, 4.357%, 3/24/26	1,200	1,203
KT, 4.375%, 1/3/29 (1)	2,460	2,480
NTT Finance, FRN, SOFR + 1.08%, 5.193%, 7/16/28 (1)	1,165	1,173
		4,856
Petroleum 0.5%
Energy Transfer, 3.90%, 7/15/26	470	469
Marathon Petroleum, 3.80%, 4/1/28	1,100	1,092
Pertamina Persero PT, 1.40%, 2/9/26	530	527
Tengizchevroil Finance International, 4.00%, 8/15/26	1,740	1,729
		3,817
Pharmaceuticals 0.3%
Bayer US Finance, 6.125%, 11/21/26 (1)	860	873

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
EMD Finance, 4.125%, 8/15/28 (1)	1,455	1,456
		2,329
Real Estate Investment Trust Securities 1.5%
Brixmor Operating Partnership, 3.90%, 3/15/27	2,525	2,516
Brixmor Operating Partnership, 4.125%, 6/15/26	1,100	1,099
CubeSmart, 3.125%, 9/1/26	154	153
Essex Portfolio, 3.375%, 4/15/26	950	947
Healthcare Realty Holdings, 3.50%, 8/1/26	4,295	4,268
Healthpeak OP, 1.35%, 2/1/27	585	566
Healthpeak OP, 3.25%, 7/15/26	1,500	1,490
		11,039
Retail 1.0%
7-Eleven, 0.95%, 2/10/26 (1)	1,150	1,142
CVS Health, 1.30%, 8/21/27	400	381
CVS Health, 2.875%, 6/1/26	1,480	1,470
CVS Health, 3.625%, 4/1/27	2,000	1,986
Dollar General, 4.625%, 11/1/27	2,026	2,042
Ross Stores, 0.875%, 4/15/26	500	494
		7,515
Services 0.2%
Gartner, 4.50%, 7/1/28 (1)	1,765	1,756
		1,756
Supermarkets 0.2%
Cencosud, 4.375%, 7/17/27 (1)	1,720	1,721
		1,721
Transportation 0.5%
GATX, 5.40%, 3/15/27	250	254
Penske Truck Leasing / PTL Finance, 3.40%, 11/15/26 (1)	3,062	3,038
Penske Truck Leasing / PTL Finance, 1.70%, 6/15/26 (1)	570	562

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Penske Truck Leasing / PTL Finance, 5.35%, 1/12/27 (1)	60	61
		3,915
Transportation (Excluding Railroads) 0.3%
DP World Crescent, 4.848%, 9/26/28	2,000	2,021
		2,021
Utilities 1.9%
Ameren, 1.75%, 3/15/28	1,129	1,070
Enel Finance International, 4.125%, 9/30/28 (1)	620	620
Enel Finance International NV, 2.125%, 7/12/28 (1)	1,000	950
FirstEnergy, 3.90%, 7/15/27	1,104	1,096
Pacific Gas & Electric, 3.15%, 1/1/26	805	804
Pacific Gas & Electric, 3.30%, 3/15/27	567	560
Pacific Gas & Electric, 3.30%, 12/1/27	2,003	1,965
Pacific Gas & Electric, 5.45%, 6/15/27	998	1,012
Sempra, 3.25%, 6/15/27	1,000	985
Southern California Edison, 4.70%, 6/1/27 (2)	3,000	3,016
Southern California Edison, 4.875%, 2/1/27	1,500	1,509
Southern California Edison, 4.90%, 6/1/26	550	559
		14,146
Wireless Communications 2.1%
American Tower, 3.125%, 1/15/27	2,150	2,126
American Tower, 3.65%, 3/15/27	1,500	1,491
Crown Castle, 1.05%, 7/15/26	1,265	1,241
Crown Castle, 3.80%, 2/15/28	650	643
Crown Castle, 4.00%, 3/1/27	773	770
Crown Castle, 5.00%, 1/11/28	1,190	1,205
Crown Castle International, 2.90%, 3/15/27	750	736
Rogers Communications, 3.20%, 3/15/27	3,000	2,962
Rogers Communications, 3.625%, 12/15/25	500	500
Rogers Communications, 5.00%, 2/15/29	575	586
SBA Tower Trust, 1.631%, 5/15/51 (1)	650	634

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
SBA Tower Trust, 1.84%, 4/15/27 (1)	2,670	2,581
SBA Tower Trust, 1.884%, 7/15/50 (1)	270	269
		15,744
Total Corporate Bonds (Cost $354,416)		355,679
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 1.6%
Foreign Govt & Muni (Excl Canadian) 1.6%
Japan Treasury Discount Bills, 0.464%, 2/2/26 (JPY)	1,083,050	6,931
Japan Treasury Discount Bills, 0.419%, 2/24/26 (JPY)	571,300	3,655
Saudi Government International Bonds, 5.125%, 1/13/28 (1)	1,350	1,378
		11,964
Total Foreign Government Obligations & Municipalities (Cost $11,997)		11,964
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 9.0%
Commercial Mortgage-Backed Securities 1.9%
BX Trust, Series 2021-RISE, Class A, ARM, FRN, 1M TSFR + 0.86%, 5.191%, 11/15/36 (1)	1,209	1,207
BX Trust, Series 2025-VOLT, Class A, ARM, FRN, 1M TSFR + 1.70%, 5.70%, 12/15/44 (1)	3,775	3,773
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class A4, ARM, 3.21%, 11/15/49	67	67
FREMF Mortgage Trust, Series 2016-K53, Class B, ARM, 4.278%, 3/25/49 (1)	1,800	1,794
FREMF Mortgage Trust, Series 2016-K53, Class C, ARM, 4.277%, 3/25/49 (1)	1,500	1,495
FREMF Mortgage Trust, Series 2016-K59, Class B, ARM, 3.569%, 11/25/49 (1)	225	223
FREMF Mortgage Trust, Series 2017-K65, Class B, ARM, 4.224%, 7/25/50 (1)	1,325	1,319
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2016-NINE, Class A, ARM, 2.949%, 9/6/38 (1)	1,930	1,905
Lstar Commercial Mortgage Trust, Series 2016-4, Class AS, ARM, 3.188%, 3/10/49 (1)	246	244
ONE Mortgage Trust, Series 2021-PARK, Class A, FRN, 1M TSFR + 0.81%, 5.143%, 3/15/36 (1)	115	113

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, FRN, 1M TSFR + 1.39%, 5.72%, 5/15/39 (1)	445	445
TX Trust, Series 2024-HOU, Class A, FRN, 1M TSFR + 1.59%, 5.92%, 6/15/39 (1)	300	300
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class A4, ARM, 3.64%, 12/15/59	650	644
		13,529
Whole Loans Backed 7.1%
AMSR Trust, Series 2021-SFR4, Class A, 2.117%, 12/17/38 (1)	1,993	1,950
AMSR Trust, Series 2021-SFR4, Class B, 2.417%, 12/17/38 (1)	4,000	3,920
Angel Oak Mortgage Trust, Series 2019-5, Class A1, CMO, ARM, 2.593%, 10/25/49 (1)	19	19
Angel Oak Mortgage Trust, Series 2021-5, Class A1, CMO, ARM, 0.951%, 7/25/66 (1)	87	76
Angel Oak Mortgage Trust, Series 2022-1, Class A1, CMO, ARM, 2.881%, 12/25/66 (1)	79	75
Angel Oak Mortgage Trust, Series 2023-6, Class A1, CMO, ARM, 6.50%, 12/25/67 (1)	629	635
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO, ARM, 2.034%, 6/25/56 (1)	46	43
COLT Mortgage Loan Trust, Series 2021-4, Class A1, CMO, ARM, 1.397%, 10/25/66 (1)	62	54
COLT Mortgage Loan Trust, Series 2025-8, Class A1, CMO, ARM, 5.48%, 8/25/70 (1)	1,161	1,176
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M1, CMO, ARM, FRN, SOFR30A + 0.85%, 5.172%, 12/25/41 (1)	6	6
Connecticut Avenue Securities Trust, Series 2022-R05, Class 2M1, CMO, ARM, FRN, SOFR30A + 1.90%, 6.222%, 4/25/42 (1)	25	25
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, CMO, ARM, FRN, SOFR30A + 1.90%, 6.221%, 6/25/43 (1)	27	27
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, CMO, ARM, FRN, SOFR30A + 1.10%, 5.422%, 2/25/44 (1)	184	184

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M1, CMO, ARM, FRN, SOFR30A + 1.15%, 5.471%, 3/25/44 (1)	317	317
Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M1, CMO, ARM, FRN, SOFR30A + 1.00%, 5.322%, 7/25/44 (1)	40	40
Connecticut Avenue Securities Trust, Series 2025-R03, Class 2A1, CMO, ARM, FRN, SOFR30A + 1.45%, 5.772%, 3/25/45 (1)	276	278
Connecticut Avenue Securities Trust, Series 2025-R04, Class 1A1, CMO, ARM, FRN, SOFR30A + 1.00%, 5.072%, 5/25/45 (1)	972	974
Connecticut Avenue Securities Trust, Series 2025-R06, Class 1M1, CMO, ARM, FRN, SOFR30A + 0.95%, 5.022%, 9/25/45 (1)	986	985
Cross Mortgage Trust, Series 2025-H7, Class A1, CMO, ARM, 4.934%, 9/25/70 (1)	2,822	2,819
EFMT, Series 2023-1, Class A1, CMO, ARM, 5.732%, 2/25/68 (1)	116	116
EFMT, Series 2024-INV2, Class A1, CMO, ARM, 5.035%, 10/25/69 (1)	822	823
EFMT, Series 2025-INV2, Class A1, CMO, ARM, 5.387%, 5/26/70 (1)	1,411	1,416
EFMT, Series 2025-INV4, Class A1F, CMO, ARM, FRN, SOFR30A + 1.20%, 5.241%, 10/25/70 (1)	1,505	1,505
EFMT, Series 2025-NQM5, Class A1, CMO, ARM, 5.033%, 11/25/70 (1)	1,574	1,575
Finance of America HECM Buyout, Series 2024-HB1, Class A1A, 4.00%, 10/1/34 (1)	61	61
Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class M1A, CMO, ARM, FRN, SOFR30A + 1.30%, 5.622%, 2/25/42 (1)	56	56
Freddie Mac STACR REMIC Trust, Series 2022-DNA5, Class M1A, CMO, ARM, FRN, SOFR30A + 2.95%, 7.272%, 6/25/42 (1)	94	96
Freddie Mac STACR REMIC Trust, Series 2023-HQA3, Class A1, CMO, ARM, FRN, SOFR30A + 1.85%, 6.172%, 11/25/43 (1)	101	102

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Freddie Mac STACR REMIC Trust, Series 2024-DNA2, Class A1, CMO, ARM, FRN, SOFR30A + 1.25%, 5.572%, 5/25/44 (1)	258	259
Freddie Mac STACR REMIC Trust, Series 2024-DNA3, Class A1, CMO, ARM, FRN, SOFR30A + 1.05%, 5.372%, 10/25/44 (1)	270	271
Freddie Mac STACR REMIC Trust, Series 2024-HQA1, Class A1, CMO, ARM, FRN, SOFR30A + 1.25%, 5.572%, 3/25/44 (1)	397	398
Freddie Mac STACR REMIC Trust, Series 2025-DNA1, Class A1, CMO, ARM, FRN, SOFR30A + 0.95%, 5.272%, 1/25/45 (1)	273	273
Freddie Mac STACR REMIC Trust, Series 2025-DNA2, Class A1, CMO, ARM, FRN, SOFR30A + 1.10%, 5.431%, 5/25/45 (1)	775	777
Freddie Mac STACR REMIC Trust, Series 2025-DNA3, Class A1, CMO, ARM, FRN, SOFR30A + 0.95%, 5.022%, 9/25/45 (1)	999	999
Freddie Mac STACR REMIC Trust, Series 2025-DNA4, Class A1, CMO, ARM, FRN, SOFR30A + 0.90%, 4.972%, 10/25/45 (1)	2,527	2,527
Freddie Mac STACR REMIC Trust, Series 2025-HQA1, Class M1, CMO, ARM, FRN, SOFR30A + 1.15%, 5.222%, 2/25/45 (1)	1,365	1,364
GS Mortgage-Backed Securities Trust, Series 2025-NQM3, Class A1, CMO, ARM, 5.137%, 11/25/65 (1)	1,616	1,620
HOMES Trust, Series 2024-AFC1, Class A1, CMO, ARM, 5.224%, 8/25/59 (1)	951	952
HOMES Trust, Series 2025-NQM4, Class A1, CMO, ARM, 5.22%, 8/25/70 (1)	1,763	1,769
JP Morgan Mortgage Trust, Series 2025-DSC2, Class A1, CMO, ARM, 5.195%, 10/25/65 (1)	937	940
JP Morgan Mortgage Trust, Series 2025-DSC2, Class A1B, CMO, ARM, 5.195%, 10/25/65 (1)	473	474
MFA Trust, Series 2020-NQM1, Class A1, CMO, ARM, 2.479%, 3/25/65 (1)	267	259
MFA Trust, Series 2020-NQM2, Class A3, CMO, ARM, 1.947%, 4/25/65 (1)	56	55

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
MFA Trust, Series 2020-NQM3, Class A1, CMO, ARM, 1.014%, 1/26/65 (1)	217	207
MFA Trust, Series 2020-NQM3, Class A2, CMO, ARM, 1.324%, 1/26/65 (1)	72	68
MFA Trust, Series 2023-NQM3, Class A1, CMO, ARM, 6.617%, 7/25/68 (1)	935	942
MFA Trust, Series 2023-NQM4, Class A1, CMO, ARM, 6.105%, 12/25/68 (1)	1,062	1,069
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC2, Class A1, CMO, ARM, 5.443%, 7/25/70 (1)	220	221
New Residential Mortgage Loan Trust, Series 2025-NQM6, Class A1, CMO, ARM, 5.132%, 10/25/65 (1)	3,385	3,383
OBX Trust, Series 2019-EXP3, Class 2A2, CMO, ARM, FRN, 1M TSFR + 1.21%, 5.168%, 10/25/59 (1)	274	274
OBX Trust, Series 2022-NQM1, Class A1, CMO, ARM, 2.305%, 11/25/61 (1)	125	113
OBX Trust, Series 2023-NQM3, Class A1, CMO, ARM, 5.949%, 2/25/63 (1)	715	715
OBX Trust, Series 2025-NQM13, Class A1, CMO, ARM, 5.441%, 5/25/65 (1)	1,335	1,343
OBX Trust, Series 2025-NQM14, Class A1B, CMO, ARM, 5.162%, 7/25/65 (1)	290	292
OBX Trust, Series 2025-NQM14, Class A1F, CMO, ARM, FRN, SOFR30A + 1.20%, 5.272%, 7/25/65 (1)	1,591	1,593
OBX Trust, Series 2025-NQM15, Class A1, CMO, ARM, 5.143%, 7/27/65 (1)	1,846	1,856
Progress Residential Trust, Series 2021-SFR3, Class D, 2.288%, 5/17/26 (1)	660	652
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524%, 7/17/38 (1)	1,109	1,092
Progress Residential Trust, Series 2021-SFR8, Class A, 1.51%, 10/17/38 (1)	436	428
Progress Residential Trust, Series 2021-SFR8, Class C, 1.931%, 10/17/38 (1)	280	275
Towd Point Mortgage Trust, Series 2018-2, Class A1, CMO, ARM, 3.25%, 3/25/58 (1)	207	205
Towd Point Mortgage Trust, Series 2019-HY3, Class M1, CMO, ARM, FRN, 1M TSFR + 1.61%, 5.939%, 10/25/59 (1)	1,000	1,023

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Verus Securitization Trust, Series 2021-2, Class A1, CMO, ARM, 1.031%, 2/25/66 (1)	67	61
Verus Securitization Trust, Series 2021-4, Class A1, CMO, ARM, 0.938%, 7/25/66 (1)	79	67
Verus Securitization Trust, Series 2021-R3, Class A1, CMO, ARM, 1.02%, 4/25/64 (1)	43	41
Verus Securitization Trust, Series 2023-3, Class A1, CMO, ARM, 5.93%, 3/25/68 (1)	750	750
Verus Securitization Trust, Series 2023-8, Class A1, CMO, ARM, 6.259%, 12/25/68 (1)	130	131
Verus Securitization Trust, Series 2023-INV1, Class A1, CMO, ARM, 5.999%, 2/25/68 (1)	1,211	1,210
Verus Securitization Trust, Series 2023-INV3, Class A1, CMO, ARM, 6.876%, 11/25/68 (1)	526	534
Verus Securitization Trust, Series 2024-1, Class A1, CMO, ARM, 5.712%, 1/25/69 (1)	427	429
Verus Securitization Trust, Series 2024-INV1, Class A1, CMO, ARM, 6.116%, 3/25/69 (1)	340	344
Verus Securitization Trust, Series 2025-7, Class A1B, CMO, ARM, 5.129%, 8/25/70 (1)	624	625
Vista Point Securitization Trust, Series 2020-2, Class A1, CMO, ARM, 1.475%, 4/25/65 (1)	39	38
		52,271
Total Non-U.S. Government Mortgage-Backed Securities (Cost $65,647)		65,800
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 2.1%
U.S. Government Agency Obligations 2.1%
Federal Home Loan Mortgage
6.50%, 1/1/55	712	741
6.00%, 10/1/54 - 8/1/55	6,831	7,016
Federal National Mortgage Assn.
5.50%, 7/1/53	6,578	6,685

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
6.00%, 10/1/54	1,184	1,213
		15,655
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $15,608)		15,655
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 4.1%
U.S. Treasury Obligations 4.1%
U.S. Treasury Bills, 3.808%, 3/17/26 (4)	11,000	10,880
U.S. Treasury Bills, 3.867%, 1/8/26	3,335	3,322
U.S. Treasury Bills, 4.227%, 12/4/25	2,510	2,509
U.S. Treasury Notes, 3.50%, 10/31/27	7,500	7,499
U.S. Treasury Notes, 4.125%, 1/31/27	1,640	1,649
U.S. Treasury Notes, 4.125%, 2/28/27	1,880	1,892
U.S. Treasury Notes, 4.25%, 12/31/26	1,625	1,635
U.S. Treasury Notes, 4.375%, 7/31/26	525	527
		29,913
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $29,866)		29,913
SHORT-TERM INVESTMENTS 9.5%
Commercial Paper 9.5%
4(2) 9.5% (5)
Arrow Electronics, 4.203%, 12/2/25	4,000	3,998
Bacardi-Martini, 4.362%, 12/18/25	4,900	4,888
Bacardi-Martini, 4.467%, 12/11/25	2,700	2,696
Canadian Natural Resources, 4.213%, 12/24/25	6,000	5,981
Canadian Natural Resources, 4.217%, 12/19/25	800	798
Conagra Brands, 4.21%, 12/11/25	5,800	5,791
Crown Castle, 4.375%, 12/18/25	2,000	1,995
Edison International, 4.318%, 12/5/25	2,000	1,998

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Energy Transfer, 4.031%, 12/1/25	4,300	4,299
Harley-Davidson Financial Services, 4.423%, 1/6/26	700	697
Harley-Davidson Financial Services, 4.44%, 1/16/26	5,000	4,971
HCA, 4.304%, 1/13/26	700	696
HCA, 4.321%, 1/5/26	1,500	1,493
International Flavors & Fragrances, 4.232%, 12/5/25	2,200	2,198
International Flavors & Fragrances, 4.318%, 12/18/25	3,000	2,993
International Flavors & Fragrances, 4.318%, 12/30/25	2,000	1,993
NTT Finance Americas, 4.19%, 12/11/25	4,000	3,994
Ovintiv, 4.651%, 12/19/25	6,100	6,084
Stanley Black & Decker, 4.223%, 12/29/25	6,000	5,979
Western Midstream Operating, 4.336%, 12/8/25	5,800	5,793
		69,335
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 4.02% (6)(7)	8	8
Total Short-Term Investments (Cost $69,366)		69,343

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
SECURITIES LENDING COLLATERAL 0.1%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 0.1%
Money Market Funds 0.1%
T. Rowe Price Treasury Reserve Fund, 3.99% (6)(7)	706	706
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		706
Total Securities Lending Collateral (Cost $706)		706
Total Investments in Securities 100.4% of Net Assets (Cost $734,455)		$736,454

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $313,666 and represents 42.8% of net assets.
(2)	See Note 4. All or a portion of this security is on loan at November 30, 2025.
(3)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4)	At November 30, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(5)	Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" -- total value of such securities at period-end amounts to $69,335 and represents 9.5% of net assets.
(6)	Seven-day yield
(7)	Affiliated Companies

1M TSFR	One month term SOFR (Secured overnight financing rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
JPY	Japanese Yen
SOFR	Secured overnight financing rate
SOFR30A	30-day Average term SOFR (Secured Overnight Financing Rate)
SOFRINDX	SOFR (Secured overnight financing rate) Index
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
State Street	2/2/26	USD	7,103	JPY	1,083,050	$124
State Street	2/24/26	USD	3,669	JPY	571,300	(19)
Net unrealized gain (loss) on open forward currency exchange contracts						$105

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Long, 75 Three Month SOFR Futures contracts	12/25	17,993	$(12)
Long, 53 Three Month SOFR Futures contracts	03/26	12,763	(8)
Short, 8 U.S. Treasury Long Bonds contracts	03/26	(935)	(5)
Short, 6 U.S. Treasury Notes ten year contracts	03/26	(680)	—
Short, 9 Ultra U.S. Treasury Notes ten year contracts	03/26	(1,042)	(3)
Short, 161 U.S. Treasury Notes five year contracts	03/26	(17,662)	(10)
Short, 166 U.S. Treasury Notes two year contracts	03/26	(34,667)	(4)
Net payments (receipts) of variation margin to date			80
Variation margin receivable (payable) on open futures contracts			$38

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$7++
T. Rowe Price Treasury Reserve Fund	—	—	—++
Totals	$—#	$—	$7+

Supplementary Investment Schedule
Affiliate	Value 5/31/25	Purchase Cost	Sales Cost	Value 11/30/25
T. Rowe Price Government Reserve Fund	$1,101	¤	¤	$8
T. Rowe Price Treasury Reserve Fund	—	¤	¤	706
	Total			$714^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $7 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $714.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

November 30, 2025 Unaudited
    STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $734,455)	$736,454
Interest and dividends receivable	4,523
Cash	217
Receivable for investment securities sold	170
Unrealized gain on forward currency exchange contracts	124
Variation margin receivable on futures contracts	38
Other assets	1
Total assets	741,527
Liabilities
Payable for investment securities purchased	7,176
Obligation to return securities lending collateral	706
Investment management and administrative fees payable	101
Unrealized loss on forward currency exchange contracts	19
Other liabilities	5
Total liabilities	8,007
NET ASSETS	$733,520
Net Assets Consists of:
Total distributable earnings (loss)	$2,711
Paid-in capital applicable to 14,725,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the Corporation authorized	730,809
NET ASSETS	$733,520
NET ASSET VALUE PER SHARE	$49.81
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Unaudited
    STATEMENT OF OPERATIONS

($000s)
6 Months Ended
11/30/25
Investment Income (Loss)
Income
Interest	$14,643
Dividend	7
Securities lending	2
Total income	14,652
Investment management and administrative expense	518
Net investment income	14,134
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Securities	394
Futures	(463)
Options written	63
Forward currency exchange contracts	455
Foreign currency transactions	(86)
Net realized gain	363
Change in net unrealized gain / loss
Securities	1,195
Futures	30
Forward currency exchange contracts	46
Change in unrealized gain / loss	1,271
Net realized and unrealized gain / loss	1,634
INCREASE IN NET ASSETS FROM OPERATIONS	$15,768
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Unaudited
    STATEMENT OF CHANGES IN NET ASSETS

($000s)
	6 Months Ended	Year Ended
	11/30/25	5/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income	$14,134	$14,003
Net realized gain	363	599
Change in net unrealized gain / loss	1,271	764
Increase in net assets from operations	15,768	15,366
Distributions to shareholders
Net earnings	(14,085)	(14,706)
Capital share transactions*
Shares sold	261,632	325,350
Shares redeemed	(4,971)	(14,897)
Increase in net assets from capital share transactions	256,661	310,453
Net Assets
Increase during period	258,344	311,113
Beginning of period	475,176	164,063
End of period	$733,520	$475,176
*Share information (000s)
Shares sold	5,250	6,550
Shares redeemed	(100)	(300)
Increase in shares outstanding	5,150	6,250
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Unaudited
    NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Ultra Short-Term Bond ETF (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks a high level of income consistent with low volatility of principal value.
NOTE  1  –  SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 25,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
New Accounting Guidance
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE  2  –  VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$666,405	$—	$666,405
Short-Term Investments	8	69,335	—	69,343
Securities Lending Collateral	706	—	—	706
Total	714	735,740	—	736,454
Forward Currency Exchange Contracts	—	124	—	124
Total	$714	$735,864	$—	$736,578
Liabilities
Forward Currency Exchange Contracts	$—	$19	$—	$19
Futures Contracts*	42	—	—	42
Total	$42	$19	$—	$61

[1]	Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

NOTE  3  –  DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of November 30, 2025, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

($000s)	Location on Statement of Assets and Liabilities	Fair Value*
Assets
Foreign exchange derivatives	Forwards	$124
Liabilities
Interest rate derivatives	Futures	$42
Foreign exchange derivatives	Forwards	19
Total		$61

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

(000s)	Location of Gain (Loss) on Statement of Operations
	Securities^	Options Written	Futures	Forward Currency Exchange Contracts	Total
Realized Gain (Loss)
Interest rate derivatives	$(32)	$—	$(463)	$—	$(495)
Foreign exchange derivatives	—	—	—	455	455
Credit derivatives	(130)	63	—	—	(67)
Total	$(162)	$63	$(463)	$455	$(107)
Change in Unrealized Gain (Loss)
Interest rate derivatives	$—	$—	$30	$—	$30
Foreign exchange derivatives	—	—	—	46	46
Total	$—	$—	$30	$46	$76

^	Options purchased are reported as securities.
Counterparty Risk and Collateral
The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs), with a Credit Support Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash  or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of November 30, 2025, no collateral was pledged by either the fund or

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

counterparties for bilateral derivatives. As of November 30, 2025, securities valued at $455,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts
The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return.  A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended November 30, 2025, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 0% and 2% of net assets.
Futures Contracts
The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; as a cash management tool; or to adjust portfolio duration. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended November 30, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 8% and 21% of net assets.
Options
The fund is subject to interest rate risk and credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC options) or through a central clearinghouse (exchange-traded options). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates, and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended November 30, 2025, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 11% of net assets.
NOTE  4  –  OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities
The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations
The fund invests in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities
The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At November 30, 2025, the value of loaned securities was $2,057,000; the aggregate value of collateral was $2,101,000 and consisted of cash collateral and related investments of $706,000 and U.S. government securities of $1,395,000.
Other
Purchases and sales of portfolio securities excluding in-kind transactions and short-term and U.S. government securities aggregated $334,871,000 and $133,917,000, respectively, for the six months ended November 30, 2025. Purchases and sales of U.S. government securities, excluding in-kind transactions and short-term securities, aggregated $30,090,000 and $11,108,000, respectively, for the six months ended November 30, 2025.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

NOTE  5  –  FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At November 30, 2025, the cost of investments (including derivatives, if any) for federal income tax purposes was $734,455,000. Net unrealized gain aggregated $2,062,000 at period-end, of which $2,491,000 related to appreciated investments and $429,000 related to depreciated investments.
NOTE  6  –   RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Prior to May 1, 2025, Price Associates had entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management and administrative agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.17% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses, but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.
As of November 30, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 1,365,404 shares of the fund, representing 9% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE  7  –   SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE  8  –   OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

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1307 Point Street
Baltimore, Maryland 21231
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF990-051 01/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)   The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2)   Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

    (3)   Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)      A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 16, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 16, 2026